Legal and administrative proceedings (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Tax litigations	(2)	–	(14)	2
Civil litigations	4	(55)	14	(39)
Labor litigations	72	57	117	96
Environmental litigations	–	31	–	31
Total	74	33	117	90

Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2025	217	150	657	19	1,043
Additions and reversals, net	(14)	14	117	–	117
Payments	(25)	(13)	(81)	–	(119)
Indexation and interest	11	6	34	1	52
Translation adjustment	13	10	41	1	65
Balance as of June 30, 2026	202	167	768	21	1,158

Schedule of contingent liabilities

	June 30, 2026	December 31, 2025
Tax litigations	7,605	7,218
Civil litigations	2,483	2,111
Labor litigations	372	376
Environmental litigations	2,163	1,201
Total	12,623	10,906

Schedule of judicial deposits

	June 30, 2026	December 31, 2025
Tax litigations	397	386
Civil litigations	89	156
Labor litigations	77	97
Environmental litigations	14	12
Total	577	651